CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Private Placement | Pre-Funded Warrant
Issuance costs				$ 401,000
Securities Purchase Agreement [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Issuance costs		$ 6,228,135
At Market Financing Facility [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Issuance costs		$ 318,425
Common Stock | Convertible Preferred Stock
Conversion ratio of series A stock into common stock					1000.00%
Common Stock | At The Market
Issuance costs	$ 5,132,000			$ 411,000
Common Stock | Follow On Offering
Issuance costs			$ 5,132,000		$ 4,600,000
Series A Convertible Preferred Stock
Issuance costs					$ 400,000